Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Guarantee liabilities
Schedule of activities of Group's obligations associated with the deferred guarantee income

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2023	at inception of new loans	deferred guarantee income	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	—	72,160,875	(25,563,732)	46,597,143

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2024	at inception of new loans	deferred guarantee income	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	46,597,143	332,919,374	(214,792,005)	164,724,512

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2025	at inception of new loans	deferred guarantee income	2025
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	164,724,512	981,672,870	(678,767,939)	467,629,443

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2025	at inception of new loans	deferred guarantee income	2025
	US$	US$	US$	US$
Xiaoying Credit Loan	23,555,292	140,377,353	(97,062,524)	66,870,121

Schedule of movement of contingent guarantee liabilities

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2023	Net payout(1)	liability	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	—	(5,613,471)	67,519,980	61,906,509

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2024	Net payout(1)	liability	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	61,906,509	(116,003,939)	241,738,132	187,640,702

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2025	Net payout(1)	liability	2025
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	187,640,702	(440,606,972)	1,001,272,880	748,306,610

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2025	Net payout (1)	liability	2025
	US$	US$	US$	US$
Xiaoying Credit Loan	26,832,264	(63,005,960)	143,180,118	107,006,422
(1)Net payouts represent the amount paid to institutional funding partners upon borrowers’ default net of the amount subsequently recovered from the borrower.